CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Accounts receivable, net of allowance	$ 126	$ 114
Inventory, net of reserves	$ 827	$ 831
STOCKHOLDERS' DEFICIT:
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized (in thousands)	3,000,000	3,000,000
Common stock, issued (in thousands)	11,765	3,319
Common stock, outstanding (in thousands)	11,765	3,319
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized (in thousands)	9.0	9.0
Preferred stock, issued (in thousands)	0.3	0.3
Preferred stock, outstanding (in thousands)	0.3	0.3
Preferred stock, liquidation preference	$ 286	$ 286
Series C-1 Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized (in thousands)	20.3	20.3
Preferred stock, issued (in thousands)	1.0	1.0
Preferred stock, outstanding (in thousands)	1.0	1.0
Preferred stock, liquidation preference	$ 1,049	$ 1,049
Series C-2 Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized (in thousands)	5.0	5.0
Preferred stock, issued (in thousands)	3.3	3.3
Preferred stock, outstanding (in thousands)	3.3	3.3
Preferred stock, liquidation preference	$ 3,263	$ 3,263
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized (in thousands)	6.0	6.0
Preferred stock, issued (in thousands)	.8	0.0
Preferred stock, outstanding (in thousands)	.8	0.0
Preferred stock, liquidation preference	$ 763	$ 0
Series E Convertible Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized (in thousands)	5.0	0.0
Preferred stock, issued (in thousands)	1.6	0.0
Preferred stock, outstanding (in thousands)	1.6	0.0
Preferred stock, liquidation preference	$ 1,636	$ 0